FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Accounts Payable And Accrued Liabilities	$ 12,174	$ 10,292
1-5 years [member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Equipment loans	294
Finance Lease Obligations	2,359
Total	2,653
Financial Instruments [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	12,174
Equipment loans	612
Finance Lease Obligations	5,315
Total	18,101
Less Than One Year [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	12,174
Equipment loans	318
Finance Lease Obligations	2,956
Total	15,448
More Than 5 Years [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Equipment loans	0
Finance Lease Obligations	0
Total	$ 0